Bank Borrowings	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Bank Borrowings

10. Bank Borrowings

Components of bank borrowings are as follows as of December 31:

		Interest rate	2023 SGD	2024 SGD	2024 USD
UOB – Loan 1 (Property)	(1)	1.98-4.95%	351,004	242,922	182,192
UOB – Loan 2 (Bridging Loan)	(2)	2.25%	1,408,486	583,237	437,428
Trust Receipt	(3)	5.98-7.00%	578,806	-	-
			2,338,296	826,159	619,620

Less: current portion of long-term bank borrowings			(1,447,966)	(696,956)	(522,717)
Non-current portion of long-term bank borrowings			890,330	129,203	96,903

(1)	The property loan with twenty-five years of term from February 2, 2002 to January 31, 2027 will maturity in January 2027 with interest rate at 1.68% for the per period from August 4, 2020 to August 3, 2022, 1.98% for the period from August 4, 2022 to August 3, 2023, and at 6.25% from August 4, 2023 and thereafter. The Company revised the loan on May 3, 2023 and the revised interest rate will be 1.20% plus compounded the Singapore Overnight Rate Average (SORA) reference rate for the period from June 1, 2023 to May 31, 2025, and at 2.00% plus compounded SORA reference rate for the period from June 1, 2025 and thereafter. As of December 31, 2024 the SORA rate is 3.07%.

(2)	The bridging loan with five years of term from September 30, 2020 to September 29, 2025 will maturity in October 2025 with the interest rate at 2.25%.

(3)

Trust receipt is the bank facilities that the Company uses to settle suppliers’ due invoices, it will be mature 120 days after the Company executes it. The interest rate will be 5.15%-7.00% depend on the date of execution. All trust receipts matured no later than July 26,2024.

As of December 31, 2024, the Company does not incur any new trust receipts.

Interest expenses pertaining to the above bank borrowings for the years ended December 31, 2022, 2023 and 2024 amounted to SGD 81,333, SGD 75,184 and SGD 64,000 (USD 48,000), respectively.

Components of bank borrowings interest are as follows as of December 31:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
UOB – Loan 1 (Property)	9,389	13,602	14,766	11,074
UOB – Loan 2 (Bridging Loan)	55,982	36,793	25,146	18,860
Trust Receipt	15,962	24,789	24,088	18,066
Total	81,333	75,184	64,000	48,000

Maturities of the bank borrowings were as follows:

	SGD	USD
For the year ending December 31,
2025	710,983	533,237
2026	122,264	91,698
2027	10,282	7,711
Total bank borrowings repayments	843,529	632,646

Current portion of long-term bank borrowings	710,983	533,237
Non-current portion of long-term bank borrowings	132,546	99,409
Less: imputed interest	(17,370)	(13,026)
Total	826,159	619,620